Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share Based Compensation [Abstract]
Schedule of Group Decided to Cancel All the Shares of Options	In December 2020, the Group decided to cancel all the shares of options as of December 31, 2019 and replaced with issuing ordinary shares.
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		($)	(Years)	($)
Outstanding, January 1, 2021	12,240	230.40	2.39	4,828
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding, December 31, 2021	12,240	230.40	1.39	-

Outstanding, January 1, 2022	12,240	230.40	1.39	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding, December 31, 2022	12,240	230.40	0.39	-

Outstanding, January 1, 2023	12,240	230.40	0.39	-
Granted	-	-	-	-
Forfeited	(11,719)	-	-	-
Outstanding, December 31, 2023	521	230.40	3.38	-